CornerCap

Group Of Funds

CornerCap Balanced Fund

CornerCap Small-Cap Value Fund

CornerCap Contrarian Fund

SUPPLEMENT Dated March 15, 2006 to

STATEMENT OF ADDITIONAL INFORMATION

Dated July 28, 2005

The Statement of Additional Information is supplemented to reflect the approval of the five (5) Trustees at the meeting of Shareholders on March 15, 2006.  The Independent Trustees table on page 13 is replaced by the following:

Name Age Address	Position with Trust, Term of Office and Tenure	Number of Funds in Complex Overseen	Principal Occupation(s) during past 5 years	Other Trusteeships/ Directorships by Trustee
Richard L. Boger Age: 58 3350 Riverwood Pkwy Suite 1900 Atlanta, GA 31339	Trustee since 1992	3	President & CEO, Lex-Tek International, Inc. (a trade finance and trade credit insurance services and software provider) 1997- present; President & CEO, Export Insurance Services, Inc. 1989-2002.	Gray Television, Inc.
Laurin M. McSwain Age: 54 Eleven Piedmont Center, Suite 806 3495 Piedmont Road, Atlanta, GA 30305	Trustee since 1994	3	Attorney, Letkoff, Duncan, Grimes, Miller & McSwain, 2001- present; Attorney, Bloodworth & McSwain 1996-2001.	None
Leslie W. Gates Age:50 5490 Glen Errol Road, Atlanta GA 30327	Trustee since 2006	3	Retired, 2004 – present; Partner, Williams, Benator & Libby, LLP (accounting firm), 1989-2004; Member, WBL Services, LLC (financial consulting company), February 2004- December 2004.	None
Jerry W. Hufton Age: 63 228 Winged Elm Circle Aiken, SC 29803	Trustee since 2006	3	Retired, 2004- present; Director of Taxes, Berkshire Hathaway Inc., 1991-2004	None

The Trustees’ Ownership Table on page 14, with information provided as of December 31, 2005, is replaced by the following:

Trustee	Dollar Range of Funds Shares Owned by Trustee	Aggregate Dollar Range of Shares of All Funds Owned by Trustee
Thomas E. Quinn*	Contrarian Fund: Over $100,000	Over $100,000
Richard L. Boger	Contrarian Fund: $1-$40,000 Balanced Fund: $1- $10,000 Small-Cap Value Fund: $1-$20,000	$1 - $60,000
Laurin M. McSwain	Contrarian Fund: $1 - $10,000 Small-Cap Value Fund: $1 - $10,000 Balanced Fund: $1 - $10,000	$1 - $30,000
Leslie W. Gates	Balanced Fund: $1 - $60,000	$1 - $60,000
Jerry W. Hufton	None	$0

*Considered “interested persons” of the Trust